Offerings - Offering: 1	Feb. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $.001 par value per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	1.24
Maximum Aggregate Offering Price	$ 12,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,712.44
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of shares of the common stock, $.001 par value (the “Common Stock”), of Mag Magna Corp., a Wyoming corporation, which may become issuable by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without consideration which results in the increase in the number of outstanding shares of Common Stock.

Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per unit and maximum aggregate offering price are based on the closing price of the Common Stock as reported on the OTC PINK on February 4, 2026.

Registrant does not have any fee offsets.